Matthews China Active ETFMarch 31, 2026
Schedule of Investments (unaudited)

COMMON EQUITIES: 98.7%
	Shares	Value
Financials: 23.1%
Insurance: 8.6%
Ping An Insurance Group Co. of China, Ltd. H Shares	106,500	$807,559
China Life Insurance Co., Ltd. H Shares	195,000	611,846
New China Life Insurance Co., Ltd. H Shares	59,700	352,404
		1,771,809
Banks: 7.2%
China Construction Bank Corp. H Shares	415,000	444,102
China Merchants Bank Co., Ltd. A Shares	74,500	424,130
China Merchants Bank Co., Ltd. H Shares	63,500	399,133
Bank of Ningbo Co., Ltd. A Shares	51,100	225,288
		1,492,653
Capital Markets: 6.9%
China Merchants Securities Co., Ltd. H Shares[a,b]	252,000	421,704
China International Capital Corp., Ltd. H Shares[a,b]	177,600	388,943
Hong Kong Exchanges & Clearing, Ltd.	4,400	218,086
Futu Holdings, Ltd. ADR[c]	1,555	212,662
Hithink RoyalFlush Information Network Co., Ltd. A Shares	2,700	116,691
East Money Information Co., Ltd. A Shares	29,240	79,972
		1,438,058
Consumer Finance: 0.4%
Qfin Holdings, Inc. ADR	6,088	78,596
Total Financials		4,781,116

Consumer Discretionary: 20.2%
Broadline Retail: 12.2%
Alibaba Group Holding, Ltd.	105,700	1,604,334
JD.com, Inc. Class A	33,250	480,077
PDD Holdings, Inc. ADR[c]	4,299	439,272
		2,523,683
Hotels, Restaurants & Leisure: 4.8%
Meituan Class Ba,b,c	52,610	556,618
Galaxy Entertainment Group, Ltd.	76,000	339,277
Trip.com Group, Ltd. ADR	2,034	101,273
		997,168
Automobiles: 1.1%
BYD Co., Ltd. H Shares	17,100	230,757
Household Durables: 1.1%
Midea Group Co., Ltd. A Shares	19,900	219,984
Automobile Components: 1.0%
Minth Group, Ltd.	51,500	213,089
Total Consumer Discretionary		4,184,681

Communication Services: 13.8%
Interactive Media & Services: 13.8%
Tencent Holdings, Ltd.	42,400	2,617,484
Kuaishou Technology[a,b]	44,400	255,520
Total Communication Services		2,873,004

	Shares	Value

Industrials: 12.9%
Electrical Equipment: 6.8%
Jiangsu Zhongtian Technology Co., Ltd. A Shares	118,800	$517,569
Contemporary Amperex Technology Co., Ltd. A Shares	8,800	511,816
Shenzhen Clou Electronics Co., Ltd. A Shares[c]	169,500	191,177
Sungrow Power Supply Co., Ltd. A Shares	8,300	181,173
		1,401,735
Machinery: 2.9%
Neway Valve Suzhou Co., Ltd. A Shares	30,000	209,840
China Yuchai International, Ltd.	5,410	208,285
Yutong Bus Co., Ltd. A Shares	36,200	187,952
		606,077
Air Freight & Logistics: 2.2%
JD Logistics, Inc.[a,b,c]	265,300	461,895
Professional Services: 1.0%
Kanzhun, Ltd. ADR	15,432	206,635
Total Industrials		2,676,342

Information Technology: 12.7%
Semiconductors & Semiconductor Equipment: 5.8%
OmniVision Integrated Circuits Group, Inc. A Shares	20,000	274,979
NAURA Technology Group Co., Ltd. A Shares	3,972	257,067
Suzhou Everbright Photonics Co., Ltd. A Shares[c]	6,582	196,316
Xinyi Solar Holdings, Ltd.	526,000	195,232
Montage Technology Co., Ltd. A Shares	10,034	182,006
Cambricon Technologies Corp., Ltd. A Shares[c]	719	102,332
		1,207,932
Electronic Equipment, Instruments & Components: 4.0%
WUS Printed Circuit Kunshan Co., Ltd. A Shares	28,700	315,685
Foxconn Industrial Internet Co., Ltd. A Shares	40,000	298,029
Kingboard Holdings, Ltd.	28,500	119,450
Kingboard Laminates Holdings, Ltd.	40,500	98,871
		832,035
Communications Equipment: 2.9%
Suzhou TFC Optical Communication Co., Ltd. A Shares	13,704	598,423
Total Information Technology		2,638,390

Materials: 7.1%
Metals & Mining: 6.7%
Zijin Mining Group Co., Ltd. A Shares	81,300	385,153
CMOC Group, Ltd. A Shares	137,400	341,178
CMOC Group, Ltd. H Shares	156,000	320,349
MMG, Ltd.[c]	184,000	169,445
JCHX Mining Management Co., Ltd. A Shares	20,300	167,033
		1,383,158
Chemicals: 0.4%
Dongyue Group, Ltd.	64,000	88,324
Total Materials		1,471,482

Matthews China Active ETFMarch 31, 2026
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Health Care: 4.9%
Life Sciences Tools & Services: 2.0%
WuXi AppTec Co., Ltd. A Shares	29,800	$423,267
Biotechnology: 1.9%
Innovent Biologics, Inc.[a,b,c]	35,500	384,423
Pharmaceuticals: 1.0%
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	25,800	206,274
Total Health Care		1,013,964

Real Estate: 2.7%
Real Estate Management & Development: 2.7%
China Resources Land, Ltd.	57,000	208,219
Longfor Group Holdings, Ltd.[a,b]	97,500	93,891
China Overseas Property Holdings, Ltd.	185,000	93,205
Yuexiu Property Co., Ltd.	151,000	72,609
China Overseas Grand Oceans Group, Ltd.	155,000	46,855
CIFI Holdings Group Co., Ltd.[c]	3,720,000	31,316
Times China Holdings, Ltd.[c]	1,260,000	11,732
Total Real Estate		557,827

Energy: 1.3%
Energy Equipment & Services: 1.3%
China Oilfield Services, Ltd. H Shares	230,000	264,904
Total Energy		264,904

TOTAL COMMON EQUITIES		20,461,710
(Cost $19,629,505)
SHORT-TERM INVESTMENTS: 2.1%
	Shares	Value
Money Market Funds: 2.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[d]	426,782	$426,782
(Cost $426,782)

Total Investments: 100.8%		20,888,492
(Cost $20,056,287)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.8%)		(166,741)
Net Assets: 100.0%		$20,721,751

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $2,562,994, which is 12.37% of net assets.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Non-income producing security.
d	Rate shown is the current yield as of March 31, 2026.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).